Non-financial assets and liabilities - Schedule of Right-of-Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	$ 2,732	$ 5,134
Additions	2,564	0
Remeasurement	962	369
Exchange differences	2	0
Depreciation charge	(2,139)	(2,771)	$ (1,661)
Right-of-use assets, ending balance	4,121	2,732	5,134
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	1,727	3,297
Additions	2,564	0
Remeasurement	0	0
Exchange differences	2	0
Depreciation charge	(1,318)	(1,570)	(1,700)
Right-of-use assets, ending balance	2,975	1,727	3,297
Manufacturing
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	1,005	1,837
Additions	0	0
Remeasurement	962	369
Exchange differences	0	0
Depreciation charge	(821)	(1,201)	(700)
Right-of-use assets, ending balance	1,146	1,005	$ 1,837
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	15,373
Right-of-use assets, ending balance	14,345	15,373
Cost | Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	9,128
Right-of-use assets, ending balance	7,138	9,128
Cost | Manufacturing
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	6,245
Right-of-use assets, ending balance	7,207	6,245
Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	(12,641)
Right-of-use assets, ending balance	(10,224)	(12,641)
Accumulated depreciation | Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	(7,401)
Right-of-use assets, ending balance	(4,163)	(7,401)
Accumulated depreciation | Manufacturing
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	(5,240)
Right-of-use assets, ending balance	$ (6,061)	$ (5,240)